Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Common Stock	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Total
Beginning Balance, Shares at Dec. 31, 2017	5,995,256
Beginning Balance, Amount at Dec. 31, 2017	$ 62,096	$ 50,286	$ 3,593	$ 115,975
Common stock repurchase, Amount		(3,133)		(3,133)
Restricted stock units exercised, Amount				0
Net earnings		13,382		13,382
Change in accumulated other comprehensive income, net of tax			(2,607)	(2,607)
Ending Balance, Shares at Dec. 31, 2018	5,995,256
Ending Balance, Amount at Dec. 31, 2018	$ 62,096	60,535	986	123,617
Common stock repurchase, Shares	(90,354)
Common stock repurchase, Amount	$ (2,490)			(2,490)
Cash dividends declared on common stock		(3,939)		(3,939)
Restricted stock units exercised, Shares	7,398
Restricted stock units exercised, Amount	$ 207			207
Net earnings		14,067		14,067
Change in accumulated other comprehensive income, net of tax			2,658	2,658
Ending Balance, Shares at Dec. 31, 2019	5,912,300
Ending Balance, Amount at Dec. 31, 2019	$ 59,813	70,663	3,644	134,120
Common stock repurchase, Shares	(126,800)
Common stock repurchase, Amount	$ (2,999)			(2,999)
Cash dividends declared on common stock		(4,392)		(4,392)
Restricted stock units exercised, Shares	2,004
Restricted stock units exercised, Amount	$ 57			57
Net earnings		11,357		11,357
Change in accumulated other comprehensive income, net of tax			1,756	1,756
Ending Balance, Shares at Dec. 31, 2020	5,787,504
Ending Balance, Amount at Dec. 31, 2020	$ 56,871	$ 77,628	$ 5,400	$ 139,899